Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Schedule of Movements in RSUs	Movements in RSUs during the years ended 31 December 2025 and 2024 are as follows:

	2025		2024
	RSUs	Weighted Average Fair Value	RSUs	Weighted Average Fair Value
Outstanding at 1 January	2,341,818	$8.17	3,745,781	$7.04
New grants during the year	1,744,789	$8.84	673,425	$11.66
Forfeited during the year	(897,259)	$9.26	(589,482)	$7.98
Vested during the year	(1,433,276)	$7.70	(1,487,906)	$6.99
Outstanding at 31 December	1,756,072	$8.65	2,341,818	$8.17

Schedule of Share-based Payment Expense
The Group recognized $7.4 million, $7.6 million and $18.0 million of share-based payment expense during the years ended 31 December 2025, 2024 and 2023, respectively, as follows:

	2025	2024	2023
Cost of product revenue	1,282	941	3,319
Research and development expenses	1,538	1,879	3,991
General and administrative expenses	4,558	4,806	10,723
	7,378	7,626	18,033